Fair Value Measurements - Schedule of Fair Value of Assets Measured on Non-recurring Basis and Related Impairment Charges (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for use	$ 37,945	$ 264,085	$ 37,945
Impairment charge		104,258	50,121	$ 5,157
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for use	37,945	264,085	37,945
Owned Hotels Identified For Possible Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for use		227,816
Impairment charge on assets held for use		94,087
Owned Hotels Identified For Possible Sale [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for use		227,816
Assets Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for use		29,544
Impairment charge on assets held for use		6,661
Assets Held For Sale [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for use		29,544
2 Owned Hotels [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for use		6,725
Impairment charge on assets held for use		3,510
2 Owned Hotels [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for use		6,725
24 Owned Hotels Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for use	34,498		34,498
Impairment charge on assets held for use		$ 1,100	42,500
24 Owned Hotels Held For Sale [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for use	34,498		34,498
1 Owned Hotel [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for use	2,422		2,422
Impairment charge on assets held for use	5,103		5,103
1 Owned Hotel [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for use	2,422		2,422
1 Owned Restaurant Parcel [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for use	1,025		1,025
Impairment charge on assets held for use			1,636
1 Owned Restaurant Parcel [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held for use	$ 1,025		1,025
24 Owned Hotels Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge on assets held for use			$ 43,382